Secured bank loans (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Bills payable, net of restricted cash [Member]
Banking facilities
Granted	$ 4,373,276	$ 2,985,280	$ 1,589,700
Amount Utilized	1,800,390	1,052,096	1,334,868
Unused	2,572,886	1,933,184	254,832
Secured bank loans [Member]
Banking facilities
Granted	11,249,123	9,242,827	10,839,824
Amount Utilized	11,249,123	9,242,827	10,839,824
Unused